Schedule of Investments
June 30, 2023 (unaudited)
Upright Growth & Income

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 67.85%

Electrical Industrial Apparatus - 2.00%
Plug Power, Inc. (2)	4,000	41,560

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.66%
General Electric Co.	125	13,731

Electronic Computers - 3.71%
Apple, Inc.	400	77,588

Integrated Circuits - 16.14%
Himax Technologies, Inc. ADR	50,000	337,500

Leather & Leather Products - 0.61%
Tapestry, Inc.	300	12,840

National Commercial Banks - 1.39%
JPMorgan Chase & Co.	200	29,088

Petroleum Refining - 1.54%
Exxon Mobil Corp.	300	32,175

Pharmaceutical Preparations - 6.39%
AbbVie, Inc.	600	80,838
Teva Pharmaceutical Industries Ltd. ADR (2)	7,000	52,710

		133,548

Retail-Drug Stores and Proprietary Stores - 1.67%
CVS Health Corp.	300	20,739
Walgreens Boots Alliance, Inc.	500	14,245

		34,984

Retail - Home Furniture, Furnishings & Equipment Stores - 0.02%
Bed Bath & Beyond, Inc. (2)	1,500	412

Security Brokers, Dealers & Flotation Companies - 3.09%
The Goldman Sachs Group, Inc.	200	64,508

Semiconductors & Related Devices - 29.62%
Ase Technology Holding Co. Ltd. ADR	10,000	77,900
NVIDIA Corp.	600	253,812
Silicon Motion Technology Corp. ADR (2)	1,500	107,790
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,000	100,920
United Microelectronics Corp. ADR	10,000	78,900

		619,322
Services - Miscellaneous Amusement & Recreation - 0.85%
The Walt Disney Co. (2)	200	17,856

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.16%
GE Healthcare Technologies, Inc.	41	3,331

Total Common Stock	(Cost $ 1,139,914)	1,418,443

Exchange-Traded Funds (8) - 20.04%

Direxion Daily Aerospace & Defense Bull 3X Shares	1,500	31,275
Direxion Daily Dow Jones Internet Bull 3X Shares	9,000	102,780
Direxion Daily Industrials Bull 3X Shares	1,000	38,510
Direxion Daily Mid Cap Bull 3X Shares	1,000	40,520
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	1,000	8,190
Direxion Daily Real Estate Bull 3X Shares	2,000	19,060
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	750	16,860
Direxion Daily Semiconductor Bull 3X Shares (2)	3,000	74,490
Direxion Financial Bull 3X Shares	1,300	82,654
ProShares S&P 500 Dividend Aristocrats ETF	50	4,714

Total Exchange-Traded Funds	(Cost $ 328,507)	419,053

Money Market Registered Investment Companies (4) - 11.48%

First American Government Obligation Fund Class Z - 4.96%	8,632	8,632
Fidelity Government Porfolio Class I - 4.99%	219,346	219,346
First American Treasury Obligation Fund Class Z - 4.99%	308	308
Morgan Stanley Institutional Liquidity Fund Treasury Portfolio Institutional - 4.94%	2,842	2,842
Morgan Stanley Institutional Liquidity Fund Government Portfolio Instituttional - 5.02%	8,878	8,878

Total Money Market Registered Investment Companies	(Cost $ 240,006)	240,006

Total Investments - 99.37%	(Cost $ 1,708,427)	2,077,502

Liabilities in Excess of Other Assets - -.63%		(13,143)

Total Net Assets - 100.00%		2,090,645

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$2,077,502	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,077,502	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security. The yield shown represents the 7-day yield in effect at June 30, 2023.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.